Trade accounts receivable - net - Additional Information (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Trade Accounts Receivable [Line Items]
Account receivable for passengers charges	$ 2,722,588	$ 2,054,031	$ 1,745,152
Allowances for expected credit loss in customer balances	14,968	22,286	79,090
Allowances for doubtful accounts in arrears of payments	32,598	73,084	112,146
Allowances for doubtful accounts at reversal of bad debt	40,610	117,113	42,243
Allowance for doubtful accounts cancellations	$ 18,724	$ 2,277	$ 12,490
Top of Range [Member]
Disclosure Of Trade Accounts Receivable [Line Items]
Exposure to credit term	30 days
Bottom Of Range [Member]
Disclosure Of Trade Accounts Receivable [Line Items]
Exposure to credit term	5 days